Nature of Business and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Nature of Business and Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following at February 28, 2021 and May 31, 2020.

	February 28, 2021	May 31, 2020
Office equipment	$115,616	$94,887
Furniture and fixtures	145,103	144,025
Machinery & Equipment	1,785,906	1,741,830
Leasehold improvements	2,778,350	2,662,967
Less: accumulated depreciation	(1,291,937)	(868,200)
Property, plant, and equipment, net	$3,533,038	$3,775,509

Property, plant and equipment consisted of the following at May 31, 2020 and 2019:

	May 31,	May 31,
	2020	2019
Office equipment	$94,887	$53,152
Furniture & fixtures	144,025	140,701
Machinery & equipment	1,741,830	969,196
Leasehold improvements	2,662,967	1,293,660
Less: accumulated depreciation	(868,200)	(546,408)
Property and equipment, net	$3,775,509	$1,910,301

Disaggregation of Revenue [Table Text Block]
The following table represents a disaggregation of revenue for the three and nine months ended February 28, 2021 and February 29, 2020:

	For the Nine	For the Nine	For the Three	For the Three
	Months Ended	Months Ended	Months Ended	Months Ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Cannabis Dispensary	10,202,638	7,035,268	3,384,139	2,637,006
Cannabis Production	3,030,202	2,104,348	1,159,943	587,164
	13,232,840	9,139,616	4,544,082	3,224,170

The following table represents a disaggregation of revenue for the years ended May 31, 2020 and 2019:

	2020	2019
Cannabis Dispensary	$9,365,105	$5,492,312
Cannabis Production	2,552,524	2,966,736
	$11,917,629	$8,459,048

Estimated Useful LIfe [Member]
Nature of Business and Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property, plant, and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease

Property and equipment is recorded at the lower of cost or estimated net recoverable amount, and is depreciated using the straight-line method over its estimated useful life. Property acquired in a business combination is recorded at estimated initial fair value. Property, plant, and equipment are depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based upon the following life expectancy:

Years
Office equipment	3 to 5
Furniture & fixtures	3 to 7
Machinery & equipment	3 to 10
Leasehold improvements	Term of lease